Annual Total Returns- JPMorgan Mortgage-Backed Securities Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Mortgage-Backed Securities Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.48%	5.29%	(0.47%)	4.78%	2.18%	2.36%	3.36%	1.98%	6.78%	5.75%